                                                                                                                  February 22, 2010

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Wells Fargo Funds Trust
           Registration Statement on Form N-14
           File Number:  333-_____

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Wells Fargo Funds Trust (the "Trust").  This filing relates to the acquisition of the assets of:

-- Evergreen Equity Index Fund, a series of Evergreen Select Equity Trust, by and in exchange for shares of Wells Fargo Advantage Index Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen Fundamental Mid Cap Value Fund, a series of Evergreen Equity Trust, by and in exchange for shares of Wells Fargo Advantage Mid Cap Disciplined Fund (an “Acquiring Fund”), a series of the Trust; and

-- Evergreen Mid Cap Growth Fund, a series of Evergreen Equity Trust, by and in exchange for shares of Wells Fargo Advantage Mid Cap Growth Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen Short-Intermediate Municipal Bond Fund, a series of Evergreen Municipal Trust, by and in exchange for shares of Wells Fargo Advantage Short-Term Municipal Bond Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen Intermediate Municipal Bond Fund, a series of Evergreen Select Fixed Income Trust, by and in exchange for shares of Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen High Income Municipal Bond Fund, a series of Evergreen Municipal Trust, by and in exchange for shares of Wells Fargo Advantage Municipal Bond Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, by and in exchange for shares of Wells Fargo Advantage Municipal Bond Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen California Municipal Bond Fund, a series of Evergreen Municipal Trust, by and in exchange for shares of Wells Fargo Advantage California Tax-Free Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen U.S. Government Fund, a series of Evergreen Fixed Income Trust, by and in exchange for shares of Wells Fargo Advantage Government Securities Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen International Equity Fund, a series of Evergreen International Trust, by and in exchange for shares of Wells Fargo Advantage International Core Fund (an “Acquiring Fund”), a series of the Trust;

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Evergreen Equity Index Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Mid Cap Growth Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen California Municipal Bond Fund, Evergreen U.S. Government Fund and Evergreen International Equity Fund (the “Target Funds”), at which shareholders of the Target Funds will be asked to vote on the proposed acquisition of their fund by the respective Acquiring Funds listed above.   Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectively requests an effective date of March 24, 2010 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3676.

Very truly yours,

/s/ Catherine F. Kennedy

Catherine F. Kennedy, Esq.
Wells Fargo Legal Department

Enclosures

cc: Marco E. Adelphio, Esq.